Income Taxes - Schedule of Components of Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal			$ 0	$ (426)	$ 0
State			2,535	2,559	3,008
Total current tax expense			2,535	2,133	3,008
Deferred:
Federal			(12,892)	(4,593)	4,000
State			(1,195)	567	140
Total deferred tax expense			(14,087)	(4,026)	4,140
Total Income tax expense (benefit)	$ 671	$ 1,346	$ (11,552)	$ (1,893)	$ 7,148